File No. 333-201575

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 13, 2015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  1

JNL Series Trust
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way
Lansing, Michigan 48951
(Address of Principal Executive Offices)

(517) 381-5500
(Registrant's Area Code and Telephone Number)

225 West Wacker Drive
Suite 1200
Chicago, Illinois 60606
(Mailing Address)

With copies to:

SUSAN S. RHEE, ESQ. JNL Series Trust Vice President, Counsel & Secretary 1 Corporate Way Lansing, Michigan 48951	DIANE E. AMBLER, ESQ. K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006
_________________________

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.
Title of securities being registered shares of beneficial interest in the series of the registrant designated as the JNL Institutional Alt 65 Fund.
No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 033-87244 and 811-8894).

JNL SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners*

Notice of Special Meeting*

Information Statement*

Part A - Proxy Statement/Prospectus*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

*Incorporated by reference from Registrant's Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on January 16, 2015 (Form No. 333-201575) (the "Registration Statement").

Explanatory Note

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the Power of Attorney (Exhibit 16) for the reorganization of the Curian Guidance – Institutional Alt 65 Fund into the JNL Institutional Alt 65 Fund.

PART C
OTHER INFORMATION

Item 15. Indemnification
Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having  been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.
Article VI of the Registrant's By-Laws provides the following:
The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:
(a) The Trust shall indemnify any current or former Trustee, officer and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust as any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered  Person") who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding to the fullest extent authorized and in the manner permitted by applicable federal and state law, provided he or she acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.
(b) The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit.
(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).
(d) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.  Such determination must be made by disinterested Trustees or independent legal counsel.  Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.
(e) The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law.  For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.
(f) Pursuant and subject to Article VI, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.
(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.
(h) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.
(i) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.
(j) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.
The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.
Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 16. Exhibits
(1)			Agreement and Declaration of Trust of Registrant dated June 1, 1994.[1]

(2)	(a)		Amended and Restated By-Laws of Registrant, approved and adopted on November 27, 2012.[14]

(3)			Not Applicable

(4)			Plan of Reorganization; filed as Appendix A to the Combined Information Statement and Prospectus set forth as Part A to this Registration Statement on Form N-14.

(5)
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant's Amended and Restated Agreement and Declaration of Trust and By-laws (Exhibits (1) and (2)).

(6)	(a)		Jackson National Asset Management, LLC ("JNAM")

		(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective December 1, 2012.[14]

		(ii)	Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011.[9]

		(iii)	Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011.[9]

		(iv)	Amendment, effective January 1, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective December 1, 2012.[14]

		(v)	Amendment, effective April 29, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective December 1, 2012.[14]

		(vi)	Amendment, effective May 30, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective December 1, 2012.[16]

		(vii)	Amendment, effective May 30, 2013, to Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective June 10, 2011.[16]

		(viii)	Amendment, effective May 30, 2013, to Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective June 10, 2011.[16]

		(ix)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2013.[16]

		(x)	Amended and Restated Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective July 1, 2013.[16]

		(xi)	Amended and Restated to Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective July 1, 2013.[16]

		(xii)	Investment Advisory Agreement between JNAM, and JNL/BlackRock Commodity Securities Strategy Fund Ltd., effective July 1, 2013.[16]

		(xiii)	Investment Advisory Agreement between JNAM, and JNL/Ivy Asset Strategy Fund Ltd., effective July 1, 2013.[16]

		(xiv)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2012.[16]

		(xv)	Amendment, effective April 28, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2012. [18]

		(xvi)	Investment Advisory Agreement between JNAM, and JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., effective April 28, 2014. [18]

		(xvii)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2012.[19]

		(xviii)	Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant effective July 1, 2012.[19]

		(xix)	Amendment, effective June 4, 2014, to Investment Advisory Agreement between JNAM, and JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd., effective April 28, 2014.[19]

		(xx)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory Agreement between JNAM, and JNL/AQR Managed Futures Strategy Fund Ltd., effective July 1, 2013.[19]

		(xxi)	Amendment, effective June 4, 2014, to Amended and Restated to Investment Advisory Agreement between JNAM, and JNL/BlackRock Global Allocation Fund Ltd., effective July 1, 2013.[19]

		(xxii)	Amendment, effective June 4, 2014, to Investment Advisory Agreement between JNAM, and JNL/BlackRock Commodity Securities Strategy Fund Ltd., effective July 1, 2013.[19]

		(xxiii)	Amendment, effective June 4, 2014, to Investment Advisory Agreement between JNAM, and JNL/Ivy Asset Strategy Fund Ltd., effective July 1, 2013.[19]

(7)	(a)		Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010.[5]

	(b)		Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2010.[5]

	(c)	(i)
Participation Agreement among Jackson National Life Insurance Company on behalf of itself and certain of its separate accounts; the Registrant, Jackson National Asset Management, LLC; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company.[12]

(ii)
First Amendment, dated September 16, 2013, to Participation Agreement among Jackson National Life on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective April 30, 2012.[17]

	(d)	(i)
Participation Agreement among Jackson National Life Insurance Company of New York on behalf of itself and certain of its separate accounts; the Registrant, Jackson National Asset Management, LLC; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company. [12]

(ii)
First Amendment, dated September 16, 2013, to Participation Agreement among JNLNY on behalf of itself and certain of its separate accounts; the Registrant; JNAM; American Funds Insurance Series; Capital Research and Management Company; and American Funds Service Company, effective April 30, 2012. [17]

	(e)	(i)	Fund Participation Agreement among Jackson National Life Insurance Company, Registrant, BlackRock Series Fund, Inc., BlackRock Advisors, LLC, and BlackRock Investments, LLC.[6]

(ii)
Participation Agreement, among the Registrant, on behalf of itself or its separate series, iShares Trust and iShares U.S. ETF Trust, and iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc., each on behalf of its respective iShares series, effective April 28, 2014.[18]

(iii)
Investing Fund Agreement, between Market Vectors ETF Trust on behalf of each series of the Trust listed on Annex A of Agreement, and Registrant, on behalf of each of its series, effective April 28, 2014.[18]

(iv)
Purchasing Fund Agreement, between State Street Bank and Trust Company, in its capacity as trustee and on behalf of the SPDR® Dow Jones Industrial Average ETF Trust and SPDR® S&P 500® ETF Trust, and the Registrant on behalf of their current and any future series as an investing fund, effective April 28, 2014.[18]

(v)
Investing Fund Agreement, between The Select Sector SPDR Trust, SPDR Series Trust and SPDR Index Shares Funds, and the Registrant on behalf of their current and any future series as an investing fund, effective April 28, 2014.[18]

(vi)
12(d)(1) Investing Agreement between Registrant, on behalf of itself and its separate series listed on Schedule A of the Agreement, and the investment trusts listed on Schedule B of the Agreement (the "Vanguard Trusts"), on behalf of themselves and their respective series listed on Schedule B (each, a "Vanguard Fund"), effective April 28, 2014.[18]

	(f)	(i)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[14]

		(ii)	Amendment, effective May 30, 2013, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[16]

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[16]

		(iv)	Amendment, effective April 28, 2014, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[18]

		(v)	Amendment, effective June 4, 2014, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[19]

		(vi)	Amendment, effective September 15, 2014, to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., effective April 29, 2013.[19]

(8)			Not Applicable.

(9)	(a)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. ("JPMorgan Chase"), dated August 12, 2009.[3]

		(ii)	Settled Securities Class Action Services Addendum, dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

		(iii)	International Proxy Voting Addendum, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

		(iv)	Mutual Fund Rider, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

		(v)	Amendment, dated September 28, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[4]

		(vi)	Amendment, dated May 1, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[5]

		(vii)	Amendment, dated October 11, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

		(viii)	Amendment, effective April 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

		(ix)	Amendment, effective August 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[9]

		(x)	Amendment, effective October 1, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[10]

		(xi)	Amendment, effective December 12, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[10]

		(xii)	Amendment, effective April 30, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[12]

		(xiii)	Amendment, effective August 29, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

		(xiv)	Amendment, effective April 29, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

		(xv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[16]

		(xvi)	Amendment, effective April 28, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009. [18]

		(xvii)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[19]

		(xviii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[19]

	(b)	(i)
Master Global Custody Agreement between JPMorgan Chase, and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd., effective June 16, 2011; Settled Securities Class Action Services Addendum, dated June 16, 2011; and International Proxy Voting Addendum, dated June 16, 2011.[9]

(ii)
Amendment, effective December 13, 2012, to the Master Global Custody Agreement between, and JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund, Ltd. dated June 16, 2011 to add JNL ASF, LLC as a party.[16]

(iii)
Amendment, effective April 22, 2013, to the Master Global Custody Agreement between, JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund, Ltd., and JNL ASF, LLC dated June 16, 2011 to add JNL ASF II (SBP), LLC as a party.[16]

(iv)
Amendment, effective July 1, 2013, to the Master Global Custody Agreement between, JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund, Ltd., JNL ASF, LLC, and JNL ASF II (SBP), LLC dated June 16, 2011 to add JNL/BlackRock Commodity Securities Strategy Fund Ltd., JNL/Ivy Asset Strategy Fund Ltd., Curian/AQR Risk Parity Fund Ltd., and Curian/Van Eck International Gold Fund Ltd. as parties.[16]

(v)
Amendment, effective April 28, 2014, to the Master Global Custody Agreement between, JNL/AQR Managed Futures Strategy Fund Ltd., JNL/BlackRock Global Allocation Fund, Ltd., JNL ASF, LLC, and JNL ASF II (SBP), LLC, JNL/BlackRock Commodity Securities Strategy Fund Ltd., JNL/Ivy Asset Strategy Fund Ltd., Curian/AQR Risk Parity Fund Ltd., and Curian/Van Eck International Gold Fund Ltd. dated June 16, 2011 to add JNL/AllianceBernstein Dynamic Asset Allocation Fund Ltd. and Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund Ltd. as parties. [18]

	(c)	(i)	Holding Account Agreement between Registrant and The Bank of Nova Scotia, acting through its ScotiaMocatta division, dated September 28, 2009.[4]

		(ii)	Amendment, dated July 1, 2013, to Holding Account Agreement between Registrant and The Bank of Nova Scotia, acting through its ScotiaMocatta division, dated September 28, 2009.[16]

	(d)	(i)	Custody Agreement between Registrant and State Street Bank and Trust, dated December 31, 2010.[7]

		(ii)	Amendment, effective September 2, 2014, to the Custody Agreement between Registrant and State Street Bank and Trust, dated December 31, 2010.[19]

		(iii)	Class Action Services Agreement, effective September 2, 2014, related to the Custody Agreement between Registrant and State Street Bank and Trust, dated December 31, 2010.[19]

(10)	(a)	(i)	Distribution Plan, effective April 29, 2013.[14]

		(ii)	Amendment, effective May 30, 2013, to Distribution Plan, effective April 29, 2013.[16]

		(iii)	Amendment, effective September 16, 2013, to Distribution Plan, effective April 29, 2013.[16]

		(iv)	Amendment, effective April 28, 2014, to Distribution Plan, effective April 29, 2013.[18]

		(v)	Amendment, effective June 4, 2014, to Distribution Plan, effective April 29, 2013.[19]

		(vi)	Amendment, effective September 15, 2014, to Distribution Plan, effective April 29, 2013.[19]

	(b)	(i)	Multiple Class Plan, effective April 29, 2013.[14]

		(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, effective April 29, 2013.[16]

		(iii)	Amendment, effective April 28, 2014, to Multiple Class Plan, effective April 29, 2013.[18]

		(iv)	Amendment, effective September 15, 2014, to Multiple Class Plan, effective April 29, 2013.[19]

(11)			Opinion and Consent of Counsel regarding legality of shares being registered, incorporated by reference to Registrant's Registration Statement filed on Form N-14.[20]

(12)			Opinion and Consent of Counsel regarding tax matters and consequences to shareholders discussed in the Prospectus/Information Statement, to be filed by amendment.

(13)	(a)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[12]

		(ii)	Amendment, effective March 1, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[13]

		(iii)	Amendment, effective April 30, 2012, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[12]

		(iv)	Amendment, effective April 29, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[14]

		(v)	Amendment, effective May 30, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective February 28, 2012.[16]

		(vi)	Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

		(vii)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

		(viii)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

		(ix)	Amendment, effective April 28, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[18]

		(x)	Amendment, effective June 4, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[19]

		(xi)	Amendment, effective September 15, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[19]

	(b)		Amended and Restated Expense Limitation Agreement, dated January 1, 2011, between Registrant and JNAM.[8]

	(c)		Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated November 27, 2012.[15]

	(d)	(i)	Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[5]

		(ii)	Amendment, dated August 29, 2011, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[9]

		(iii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain Master-Feeder Funds), dated May 1, 2010, between Registrant and JNAM.[16]

	(e)	(i)	Management Fee Waiver Agreement (for certain funds), effective April 30, 2012, between Registrant and JNAM.[11]

		(ii)	Amendment, dated June 3, 2013, to Management Fee Waiver Agreement (for certain funds), dated May 1, 2010, between Registrant and JNAM.[16]

(14)			Consent of Independent Registered Public Accounting Firm.[20]

(15)			None.

(16)			Powers of Attorney, dated January 1, 2015, attached hereto.

(17)			None.

[1]
Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to its registration statement on Form N-1A (033-87244; 811-8894) ("Registration Statement") filed with the Securities and Exchange Commission ("SEC") on June 26, 1996.

[2]	Incorporated by reference to Registrant's Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A filed with the SEC on September 18, 2006.
[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A filed with the SEC on September 23, 2009.
[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A filed with the SEC on December 18, 2009.
[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A filed with the SEC on April 30, 2010.
[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A filed with the SEC on October 8, 2010.
[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 86 to its Registration Statement on Form N-1A filed with the SEC on January 3, 2011.
[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A filed with the SEC on April 29, 2011.
[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A filed with the SEC on August 26, 2011.
[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A filed with the SEC on December 9, 2011.
[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 101 to its Registration Statement on Form N-1A filed with the SEC on December 22, 2011.
[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.
[13]	Incorporated by reference to Registrant's Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.
[14]	Incorporated by reference to Registrant's Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A filed with the SEC on December 19, 2012.
[15]	Incorporated by reference to Registrant's Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2013.
[16]	Incorporated by reference to Registrant's Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.
[17]	Incorporated by reference to Registrant's Post-Effective Amendment No. 118 to its Registration Statement on Form N-1A filed with the SEC on December 20, 2013.
[18]	Incorporated by reference to Registrant's Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.
[19]	Incorporated by reference to Registrant's Post-Effective Amendment No. 125 to its Registration Statement on Form N-1A filed with the SEC on September 12, 2014.
[20]	Incorporated by reference to Registrant's Registration Statement filed on Form N-14 filed with the Securities and Exchange Commission on January 16, 2015.

Item 17. Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES
As required by the Securities Act of 1933, as amended (the "1933 Act"), this Registration Statement has been signed on behalf of the Registrant, in the City of Lansing and the State of Michigan on the 13th day of February 2015.

JNL SERIES TRUST
/s/Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Susan S. Rhee*	February 13, 2015
Michael Bouchard
Trustee

/s/Susan S. Rhee*	February 13, 2015
Ellen Carnahan
Trustee

/s/Susan S. Rhee*	February 13, 2015
William Crowley
Trustee

/s/Susan S. Rhee*	February 13, 2015
Michelle Engler
Trustee

/s/Susan S. Rhee*	February 13, 2015
John Gillespie
Trustee

/s/Susan S. Rhee*	February 13, 2015
Richard D. McLellan
Trustee

/s/Susan S. Rhee*	February 13, 2015
Mark D. Nerud
President and Trustee

/s/Susan S. Rhee*	February 13, 2015
Gerard A. M. Oprins
Treasurer and Chief Financial Officer (Principal Financial Officer)

/s/Susan S. Rhee*	February 13, 2015
William R. Rybak
Trustee

/s/Susan S. Rhee*	February 13, 2015
Edward Wood
Trustee

/s/Susan S. Rhee*	February 13, 2015
Patricia A. Woodworth
Trustee

* By Susan S. Rhee, Attorney In Fact

EXHIBIT LIST

Exhibit Number	Exhibit Description
(16)	Powers of Attorney, dated January 1, 2015